AUDITED FINANCIAL STATEMENTS

Variable Account K of Lincoln Life Assurance Company of Boston
Year Ended December 31, 2020
With Report of Independent Registered Public Accounting Firm

Variable Account K

of Lincoln Life Assurance Company of Boston

Audited Financial Statements

Year Ended December 31, 2020

Contents

Report of Independent Registered Public Accounting Firm	1-3

Audited Financial Statements

Statement of Net Assets	4
Statements of Operations	5-8
Statements of Changes in Net Assets	9-12
Notes to Financial Statements and Financial Highlights	13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Lincoln Life Assurance Company of Boston and

Contract Owners of Variable Account K

of Lincoln Life Assurance Company of Boston

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variable Account K of Lincoln Life Assurance Company of Boston (the Account) as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and related notes (collectively referred to as the “financial statements”) and the financial highlights for each of the two years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting Variable Account K of Lincoln Life Assurance Company of Boston at December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and each of their financial highlights for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis of Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of the Account’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

2000 Market Street Philadelphia, PA 19103
T +1 215 561 7300
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mitchelltitus.com

Our audits included performing procedures to assess the risks of material misstatements of the financial statements, whether due to error or fraud, and performing procedures to respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodians. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Account’s auditor since 2020.

/s/ Mitchell & Titus, LLP

Philadelphia, PA

August 11, 2021

APPENDIX

List of Subaccounts

• Columbia Variable Portfolio — Asset Allocation Fund Class 1

• Columbia Variable Portfolio — Government Money Market Fund Class 1

• Columbia Variable Portfolio — Dividend Opportunity Fund Class 1

• Columbia Variable Portfolio — Select International Equity Fund Class 1

• Columbia Variable Portfolio — Large Cap Growth Fund Class 1

• Columbia Variable Portfolio — Small Company Growth Fund Class 1

• Columbia Variable Portfolio — Strategic Income Fund Class 1, and

• Columbia Variable Portfolio — U.S. Government Mortgage Fund Class 1

VARIABLE ACCOUNT K

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Statement of Net Assets
December 31, 2020

	Net Asset		Dividend	Payable (to) from
	Value	Investments	Receivable	Company	Net Assets
Assets
Investments at market value:

Columbia Variable Insurance Trust
Columbia Variable Portfolio - Asset Allocation Fund - Class 1 - 0,000 Shares (cost $0,000)	—	$—	$—	—	$—
Columbia Variable Portfolio - Government Money Market Fund Class 1 - 370,002 Shares (cost $370,002)	1.00	370,002	—	(9,224)	360,778
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1 - 3,710 Shares (cost $61,027)	29.93	111,032	—	229	111,261
Columbia Variable Portfolio - Select International Equity Fund - Class 1 - 1,211 Shares (cost $16,217)	14.18	17,174	—	—	17,174
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1 - 11,396 Shares (cost $110,919)	29.48	335,953	—	(133)	335,820
Columbia Variable Portfolio - Small Company Growth Fund - Class 1 - 19,178 Shares (cost $326,678)	29.97	574,777	—	(1,092)	573,685
Columbia Variable Portfolio - Strategic Income Fund - Class 1 - 12,327 Shares (cost $52,184)	4.40	54,238	—	1,473	55,711
Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1 - 6,171 Shares (cost $63,725)	10.83	66,835	—	—	66,835

Net Assets		$1,530,011	$—	$(8,747)	$1,521,264

Net Assets
Reserve for variable annuities					$261,392
Value applicable to owners of deferred variable annuity contracts					1,259,872

Total Net Assets					$1,521,264

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT K

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Statements of Operations
For the Year Ended December 31, 2020

	Columbia Variable Portfolio -	Columbia Variable Portfolio -
	Asset Allocation Fund Class 1 2020	Government Money Market Fund Class 1 2020
Income:
Dividends	$11,462	326

Expenses:
Mortality and expense risk and distribution charges	1,813	3,916
Net investment income (expense)	9,649	(3,590)

Net realized and change in unrealized gains (losses):
Realized gains (losses) on sale of fund shares	(119,688)	—
Realized gain distributions	117,355	—
Net realized gains (losses)	(2,333)	—

Unrealized appreciation (depreciation) during the year	(37,463)	—

Net realized and change in unrealized gains (losses)	(39,796)	—

Increase (decrease) in net assets from operations	$(30,147)	$(3,590)

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT K

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Statements of Operations (continued)
For the Year Ended December 31, 2020

	Columbia Variable Portfolio	Columbia Variable Portfolio
	Dividend Opportunity Fund Class 1	Select International Equity Fund Class 1
	2020	2020
Income:
Dividends	$—	$313

Expenses:
Mortality and expense risk and distribution charges	1,415	259
Net investment income (expense)	(1,415)	54

Net realized and change in unrealized gains (losses):
Realized gains (losses) on sale of fund shares	1,705	(157)
Realized gain distributions	—	225
Net realized gains (losses)	1,705	68

Unrealized appreciation (depreciation) during the year	(1,261)	335

Net realized and change in unrealized gains (losses)	444	403

Increase (decrease) in net assets from operations	$(971)	$457

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT K

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Statements of Operations (continued)
For the Year Ended December 31, 2020

	Columbia Variable Portfolio	Columbia Variable Portfolio
	Large Cap Growth	Small Company Growth
	Fund Class 1	Fund Class 1
	2020	2020
Income:
Dividends	$—	$—

Expenses:
Mortality and expense risk and distribution charges	4,425	5,607
Net investment income (expense)	(4,425)	(5,607)

Net realized and change in unrealized gains (losses):
Realized gains (losses) on sale of fund shares	80,562	3,910
Realized gain distributions	—	7,563
Net realized gains (losses)	80,562	11,473

Unrealized appreciation (depreciation) during the year	10,955	232,317

Net realized and change in unrealized gains (losses)	91,517	243,790

Increase (decrease) in net assets from operations	$87,092	$238,183

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT K

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Statements of Operations (continued)
For the Year Ended December 31, 2020

	Columbia Variable	Columbia Variable Portfolio
	Portfolio - Strategic Income	U. S. Government Mortgage
	Fund Class 1	Fund Class 1
	2020	2020
Income:
Dividends	$2,039	$1,836

Expenses:
Mortality and expense risk and distribution charges	1,000	1,162
Net investment income (expense)	1,039	674

Net realized and change in unrealized gains (losses):
Realized gains (losses) on sale of fund shares	(10,410)	1,991
Realized gain distributions	—	253
Net realized gains (losses)	(10,410)	2,244

Unrealized appreciation (depreciation) during the year	11,458	293

Net realized and change in unrealized gains (losses)	1,048	2,537

Increase (decrease) in net assets from operations	$2,087	$3,211

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT K

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019

	Columbia Variable Portfolio -		Columbia Variable Portfolio -
	Asset Allocation		Government Money Market
	Fund Class 1		Fund Class 1
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$9,649	$1,461	$(3,590)	$286
Net realized gains (losses)	(2,333)	90,167	—	—
Net change in unrealized appreciation (depreciation)	(37,463)	22,460	—	—
Increase (decrease) from operations	(30,147)	114,088	(3,590)	286

Contract Owner Transactions:
Purchase payments from contract owners	—	17,914	—	—
Transfers between accounts, net	(397,496)	(5,955)	387,182	36
Contract terminations, annuity payouts and contract charges	(9,391)	(391,221)	(76,983)	(10,502)
Net increase (decrease) in net assets from contract transactions	(406,887)	(379,262)	310,198	(10,466)

Total increase (decrease) in net assets	(437,034)	(265,174)	306,608	(10,180)

Net assets at beginning of year	437,034	702,208	54,170	64,350
Net assets at end of year	$—	$437,034	$360,778	$54,170

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT K

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Statements of Changes in Net Assets (continued)
For the Years Ended December 31, 2020 and 2019

	Columbia Variable Portfolio -		Columbia Variable Portfolio -
	Dividend Opportunity		Select International Equity
	Fund Class 1		Fund Class 1
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(1,415)	$(1,615)	$54	$265
Net realized gains (losses)	1,705	15,617	68	4,004
Net change in unrealized appreciation (depreciation)	(1,261)	10,070	335	2,259
Increase (decrease) from operations	(971)	24,072	457	6,528

Contract Owner Transactions:
Purchase payments from contract owners	—	10,135	—	—
Transfers between accounts, net	585	(1,663)	(6,770)	44
Contract terminations, annuity payouts and contract charges	(3,214)	(32,011)	(978)	(19,044)
Net increase (decrease) in net assets from contract transactions	(2,629)	(23,539)	(7,748)	(19,000)

Total increase (decrease) in net assets	(3,600)	533	(7,291)	(12,472)

Net assets at beginning of year	114,861	114,328	24,465	36,937
Net assets at end of year	$111,261	$114,861	$17,174	$24,465

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT K

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Statements of Changes in Net Assets (continued)
For the Years Ended December 31, 2020 and 2019

	Columbia Variable Portfolio -		Columbia Variable Portfolio -
	Large Cap Growth		Small Company Growth
	Fund Class 1		Fund Class 1
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$(4,425)	$(4,678)	$(5,607)	$(4,972)
Net realized gains (losses)	80,562	43,736	11,473	75,446
Net change in unrealized appreciation (depreciation)	10,955	57,622	232,317	45,390
Increase (decrease) from operations	87,092	96,680	238,183	115,864

Contract Owner Transactions:
Purchase payments from contract owners	—	10,725	—	—
Transfers between accounts, net	20,954	(3,261)	2,765	(251)
Contract terminations, annuity payouts and contract charges	(111,260)	(66,242)	(27,259)	(57,357)
Net increase (decrease) in net assets from contract transactions	(90,306)	(58,778)	(24,494)	(57,608)

Total increase (decrease) in net assets	(3,214)	37,902	213,689	58,256

Net assets at beginning of year	339,034	301,132	359,996	301,740
Net assets at end of year	$335,820	$339,034	$573,685	$359,996

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT K

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Statements of Changes in Net Assets (continued)
For the Years Ended December 31, 2020 and 2019

	Columbia Variable Portfolio -		Columbia Variable Portfolio -
	Strategic Income		U.S Government Mortgage
	Fund Class 1		Fund Class 1
	2020	2019	2020	2019
Operations:
Net investment income (loss)	$1,039	$2,236	$674	$1,394
Net realized gains (losses)	(10,410)	(15,701)	2,244	94
Net change in unrealized appreciation (depreciation)	11,458	21,630	293	3,683
Increase (decrease) from operations	2,087	8,165	3,211	5,171

Contract Owner Transactions:
Purchase payments from contract owners	—	—	—	—
Transfers between accounts, net	99	(555)	(5,554)	—
Contract terminations, annuity payouts and contract charges	(43,629)	(8,155)	(30,735)	(5,083)
Net increase (decrease) in net assets from contract transactions	(43,530)	(8,710)	(36,289)	(5,083)

Total increase (decrease) in net assets	(41,443)	(545)	(33,078)	88

Net assets at beginning of year	97,154	97,699	99,913	99,825
Net assets at end of year	$55,711	$97,154	$66,835	$99,913

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT K

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Notes to Financial Statements and Financial Highlights
December 31, 2020

1.  Organization

Effective September 1, 2019, Liberty Life Assurance Company of Boston is now known as Lincoln Life Assurance Company of Boston (the “Company”). Also effective September 1, 2019, Variable Account K of Liberty Life Assurance Company of Boston is now known as Variable Account K of Lincoln Life Assurance Company of Boston (the “Variable Account”). The Variable Account is a separate investment account of the Company and was established as a funding vehicle for the deferred and immediate variable annuity contracts issued by the Company. The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940 and is an investment company.  Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services — Investment Companies.  The Variable Account invests in eligible mutual funds and is a funding vehicle for group and individual variable annuity contracts.

The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of eight mutual funds (“the Funds”) of the open-ended management investment company, each Fund with its own investment objective. The Funds are:

Columbia Funds Variable Insurance Trust:

Columbia Variable Portfolio - Asset Allocation Fund Class 1

Columbia Variable Portfolio - Government Money Market Fund Class 1

Columbia Variable Portfolio - Dividend Opportunity Fund Class 1

Columbia Variable Portfolio - Select International Equity Fund Class 1

Columbia Variable Portfolio - Large Cap Growth Fund Class 1

Columbia Variable Portfolio - Small Company Growth Fund Class 1

Columbia Variable Portfolio - Strategic Income Fund Class 1

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1

Effective in 1997, the Variable Account discontinued writing new policies.

The following funds were merged in 2020:

Columbia Variable Portfolio — Asset Allocation Fund Class 1 merged into Columbia Variable Portfolio — Government Money Market Fund Class 1.

The COVID-19 pandemic emerged in the United States in the first quarter of 2020 and led to an extreme downturn in and volatility of the capital markets, record-low interest rates and wide-ranging changes in consumer behavior, including as a result of quarantines, shelter-in-place orders and limitations on business activity. The severe restriction in economic activity caused by the COVID-19 pandemic and increased level of unemployment in the United States have contributed to increased volatility and uncertainty regarding expectations for the economy and markets going forward. Although states have eased restrictions and the capital markets have mostly recovered, it is unclear when the economy will operate under normal or near-normal conditions. In the third quarter of 2020, the economy began to recover. However, as the economic and regulatory environment continues to react and evolve, management cannot predict the full impact of the pandemic and ensuing conditions on the Variable Account’s financial results. The ultimate impact on the Variable Account’s financial results depends on the severity and duration of the COVID-19 pandemic and related health, economic and business impacts and actions taken by governmental authorities and other third parties in response, each of which is uncertain, rapidly changing and difficult to predict. The health, economic and business conditions precipitated by the worldwide COVID-19 pandemic during 2020 adversely affected, and during 2021 may continue to adversely affect, the Variable Account’s financial results.

VARIABLE ACCOUNT K

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Notes to Financial Statements and Financial Highlights (continued)

2.  Significant Accounting Policies

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation and Transactions

Investments in mutual funds are valued at their closing net asset values as determined by the respective mutual fund.  Transactions are recorded on the trade date.  Realized gains and losses on sales of investments are computed on the basis of the identified cost of the investment sold.  Dividend income and realized gain distributions are reinvested in additional fund shares and recorded on the ex-dividend date.

Reserve for Variable Annuities

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 2000 Individual Annuity Mortality Table for issues prior to 1/1/2015 and the 2012 Individual Annuity Reserve Table for issues thereafter.  The assumed investment rate is either 3.0% or 5.0%.  The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Variable Account by the Company.

Transfers

Contract holders may make transfers between sub-accounts.  Transfers will be executed based on the unit value of each sub-account on the day the transfer is initiated.  The Company may charge a transfer fee of up to $25.

If a contract holder’s financial transaction is not executed on the appropriate investment date, a correcting transaction is required by the Company in order to make the contract owner whole.  The resulting risk of a gain or loss from this correcting transaction has no effect on the contract holder’s account and is fully assumed by the Company.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Company and are not taxed separately. The Company qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.  In the event of a change in applicable tax law, the Company will review this policy and if necessary a provision may be made in future years.

VARIABLE ACCOUNT K

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Notes to Financial Statements and Financial Highlights (continued)

2.  Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets as of the date of the financial statements and the reported amounts of increases/ decreases in net assets from contract owner transactions during the reporting period.  Actual results could differ from amounts derived from management’s estimates.

3.  Expenses

Daily deductions are made from each contract owner’s account value for assumption of mortality and expense risk at an effective annual rate of 1.25% of contract value.  A daily deduction is also made for distribution costs incurred by the Company at an effective annual rate of 0.15% of contract value.  There are no deductions made from purchase payments for sales charges at the time of purchase.  In the event of a contract termination, a contingent deferred sales charge, based on a graded table of charges, is deducted.  An annual contract maintenance charge of $36 to cover the cost of contract administration is deducted from each contract holder’s account on the contract anniversary date and these charges are reported in the statement of changes in net assets.

4.  Administrative Services

Administrative services necessary for the operation of the Variable Account are provided by Delaware Life Insurance Company.

VARIABLE ACCOUNT K

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Notes to Financial Statements and Financial Highlights (continued)

5. Financial Highlights

A summary of units outstanding, unit values (some of which may be rounded), net assets, investment income ratio, expense ratio (excluding expenses of the underlying funds) and the total return, for each of the five preceding years in the period ended December 31, 2020 are as follows:

	December 31, 2020 through 2016					For the years ended December 31, 2020 through 2016
						Investment*
		Unit Fair Value				Income	Expense Ratio**			Total Return***
	Units	Lowest to highest			Net Assets	Ratio	Lowest to highest			Lowest to highest

Columbia Variable Portfolio - Asset Allocation Fund - Class 1 (a)
2020	—	$60.87	to	$63.27	$—	2.71%	1.24%	to	1.39%	(6.83)%	to	(6.79)%
2019	6,779	65.33	to	67.88	437,034	1.61	1.24	to	1.39	19.46	to	19.64
2018	12,786	54.69	to	56.73	702,208	1.54	1.24	to	1.39	(5.85)	to	(5.71)
2017	14,593	58.09	to	60.17	849,608	1.64	1.24	to	1.39	14.03	to	14.20
2016	14,969	50.94	to	52.69	764,380	2.25	1.24	to	1.39	3.90	to	4.06

Columbia Variable Portfolio - Government Money Market Fund Class 1
2020	39,394	$9.37	to	$9.47	$360,778	0.11%	1.24%	to	1.39%	(1.08)%	to	(0.93)%
2019	5,710	9.47	to	9.56	54,170	1.90	1.24	to	1.39	0.48	to	0.64
2018	6,826	9.42	to	9.50	64,350	1.78	1.24	to	1.39	0.11	to	0.26
2017	3,316	9.41	to	9.48	31,238	—	1.24	to	1.39	(096)	to	(0.81)
2016	3,369	9.50	to	9.56	32,043	—	1.24	to	1.39	(1.37)

Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1
2020	6,101	$18.18	to	$18.44	$111,261	—%	1.24%	to	1.39%	(0.25)%	to	(0.10)%
2019	6,381	18.23	to	18.46	114,861	—	1.24	to	1.39	22.35	to	22.54
2018	7,668	14.90	to	15.07	114,328	—	1.24	to	1.39	(7.04)	to	(6.90)
2017	8,297	16.02	to	16.18	133,011	—	1.24	to	1.39	12.80	to	12.97
2016	14,381	14.21	to	14.33	204,341	—	1.24	to	1.39	12.10	to	12.27

Columbia Variable Portfolio - Select International Equity Fund - Class 1
2020	1,296	$13.25			$17,174	1.69%	1.39%			7.61%
2019	1,986	12.32			24,465	2.16	1.39			23.74
2018	3,711	9.95			36,937	2.83	1.39			(17.79)
2017	4,049	12.11			49,024	2.23	1.39			25.77
2016	9,443	9.63			90,908	1.64	1.39			(7.30)

Columbia Variable Portfolio - Large Cap Growth Fund - Class 1
2020	9,815	$34.22	to	$34.72	$335,820	—%	1.24%	to	1.39%	32.87%	to	33.07%
2019	13,308	25.75	to	26.09	339,034	—	1.24	to	1.39	34.02	to	34.23
2018	15,677	19.22	to	19.44	301,132	—	1.24	to	1.39	(5.27)	to	(5.13)
2017	16,841	20.29	to	20.49	341,737	—	1.24	to	1.39	26.37	to	26.56
2016	19,211	16.05	to	16.19	308,459	—	1.24	to	1.39	(0.16)	to	(0.01)

VARIABLE ACCOUNT K

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Notes to Financial Statements and Financial Highlights (continued)

5. Financial Highlights (continued)

	December 31, 2020 through 2016					For the years ended December 31, 2020 through 2016
						Investment*
		Unit Fair Value				Income	Expense Ratio**			Total Return***
	Units	Lowest to highest			Net Assets	Ratio	Lowest to highest			Lowest to highest

Columbia Variable Portfolio - Small Company Growth Fund - Class 1
2020	3,132	$181.47	to	$188.89	$573,685	—%	1.24%	to	1.39%	68.76%	to	69.01%
2019	3,322	107.53	to	111.76	359,996	—	1.24	to	1.39	38.76	to	38.96
2018	3,859	77.50	to	80.43	301,740	—	1.24	to	1.39	(3.12)	to	(2.97)
2017	4,291	79.99	to	82.89	344,375	—	1.24	to	1.39	27.47	to	27.66
2016	5,012	62.75	to	67.14	315,488	—	1.24	to	1.39	11.19	to	15.14

Columbia Variable Portfolio — Strategic Income Fund - Class 1
2020	1,462	$37.10			$55,711	2.86%	1.39%			5.34%	to	5.34%
2019	2,698	35.22			97,154	3.73	1.39			8.85	to	8.85
2018	3,020	32.35			97,699	3.57	1.24	to	1.39	(1.77)	to	(1.77)
2017	3,568	10.93	to	32.94	114,075	2.95	1.24	to	1.39	4.90	to	5.05
2016	4,373	10.40	to	31.40	128,994	10.94	1.24	to	1.39	7.65	to	7.81

Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1
2020	5,829	$11.47			$66,835	2.21%	1.39%			3.63%
2019	9,030	11.06			99,913	2.78	1.39			5.26
2018	9,497	10.51			99,825	2.92	1.39			0.44
2017	10,045	10.47			105,123	2.96	1.39			1.92
2016	13,033	10.27			133,824	2.86	1.39			1.29

(a)       For the period from January 1, 2020 through April 24, 2020 (date of merger).

* These ratios represent the dividends, excluding distributions of capital gains, and other income received by the portfolio from the underlying mutual fund, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the portfolio is affected by the timing of the declaration of dividends by the underlying fund in which the portfolios invest. The investment ratios are annualized for those funds merged during the year.

** These ratios represent the annualized contract expenses of the portfolio, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These ratios represent the total return for the periods indicated, including changes in the value of the underlying mutual fund, and reflect a deduction only for expenses assessed through the daily unit value calculation.  The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented.

VARIABLE ACCOUNT K

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Notes to Financial Statements and Financial Highlights (continued)

6. Purchases and Sales of Investments

The cost of shares purchased and proceeds from shares sold by the Variable Account during 2020 and 2019 are shown below:

2020	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Columbia Variable Portfolio - Asset Allocation Fund - Class 1	128,818	418,613
Columbia Variable Portfolio - Government Money Market Fund Class 1	455,116	139,210
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	0	5,867
Columbia Variable Portfolio - Select International Equity Fund - Class 1	18,977	26,447
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	21,826	120,266
Columbia Variable Portfolio - Small Company Growth Fund - Class 1	7,563	30,354
Columbia Variable Portfolio - Strategic Income Fund - Class 1	2,277	44,092
Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1	2,089	37,451

2019	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Columbia Variable Portfolio - Asset Allocation Fund - Class 1	64,820	414,265
Columbia Variable Portfolio - Government Money Market Fund Class 1	1,079	11,286
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	10,461	34,106
Columbia Variable Portfolio - Select International Equity Fund - Class 1	6,583	19,486
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	11,069	71,520
Columbia Variable Portfolio - Small Company Growth Fund - Class 1	90,683	77,129
Columbia Variable Portfolio - Strategic Income Fund - Class 1	3,566	9,486
Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1	2,794	6,483

VARIABLE ACCOUNT K

OF LINCOLN LIFE ASSURANCE COMPANY OF BOSTON

Notes to Financial Statements and Financial Highlights (continued)

7. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2020 and 2019 are shown below:

			Net Increase
2020	Units Issued	Units Redeemed	(Decrease)
Columbia Variable Portfolio - Asset Allocation Fund - Class 1	6	6,785	(6,779)
Columbia Variable Portfolio - Government Money Market Fund Class 1	43,008	9,324	33,684
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	2	282	(280)
Columbia Variable Portfolio - Select International Equity Fund - Class 1	1,506	2,197	(691)
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	777	4,270	(3,493)
Columbia Variable Portfolio - Small Company Growth Fund - Class 1	3	193	(190)
Columbia Variable Portfolio - Strategic Income Fund - Class 1	157	1,393	(1,236)
Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1	—	3,201	(3,201)

			Net Increase
2019	Units Issued	Units Redeemed	(Decrease)
Columbia Variable Portfolio - Asset Allocation Fund - Class 1	570	6,651	(6,081)
Columbia Variable Portfolio - Government Money Market Fund Class 1	—	1,112	(1,112)
Columbia Variable Portfolio - Dividend Opportunity Fund - Class 1	636	1,928	(1,292)
Columbia Variable Portfolio - Select International Equity Fund - Class 1	—	1,725	(1,725)
Columbia Variable Portfolio - Large Cap Growth Fund - Class 1	507	2,909	(2,402)
Columbia Variable Portfolio - Small Company Growth Fund - Class 1	170	719	(549)
Columbia Variable Portfolio - Strategic Income Fund - Class 1	—	238	(238)
Columbia Variable Portfolio - U.S. Government Mortgage Fund - Class 1	—	466	(466)

8. Tax Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified.  The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.  The Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

9.  Fair Value Measurements

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2020.  Net asset value is quoted by the Funds as derived by the fair value of the Funds’ underlying investments.  The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments.  There are no redemption restrictions on investment in the Funds.  Investments for which the fair value is measure at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy.  Accordingly, the Variable Account’s investments in the Funds have not been classified in the fair value hierarchy.

10. Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued. In 2021, an application to deregister the Variable Account was submitted to the Securities and Exchange Commission.